Quarterly Holdings Report
for
Fidelity Advisor® High Income Advantage Fund
July 31, 2024
HY-NPRT3-0924
1.804847.120
Corporate Bonds - 49.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 1.0%
Broadcasting - 0.4%
DISH Network Corp.:
0% 12/15/25	6,054	4,414
3.375% 8/15/26	8,600	5,224
		9,638
Diversified Financial Services - 0.2%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	1,440	1,421
New Cotai LLC 5% 2/24/27 (c)	1,881	3,815
		5,236
Technology - 0.4%
Wolfspeed, Inc. 1.875% 12/1/29	19,874	9,966
TOTAL CONVERTIBLE BONDS		24,840
Nonconvertible Bonds - 48.9%
Aerospace - 3.0%
ATI, Inc.:
4.875% 10/1/29	845	803
5.125% 10/1/31	750	708
Bombardier, Inc.:
6% 2/15/28 (b)	830	828
7.125% 6/15/26 (b)	415	420
7.25% 7/1/31 (b)	1,030	1,060
7.875% 4/15/27 (b)	1,956	1,959
8.75% 11/15/30 (b)	1,475	1,598
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,575	1,476
Moog, Inc. 4.25% 12/15/27 (b)	480	459
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,440	1,457
TransDigm, Inc.:
4.625% 1/15/29	4,860	4,596
4.875% 5/1/29	15,000	14,274
5.5% 11/15/27	14,675	14,455
6.375% 3/1/29 (b)	4,505	4,589
6.625% 3/1/32 (b)	1,005	1,028
6.75% 8/15/28 (b)	8,160	8,313
6.875% 12/15/30 (b)	7,770	7,990
7.125% 12/1/31 (b)	1,950	2,024
Triumph Group, Inc. 9% 3/15/28 (b)	1,147	1,208
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	1,440	1,289
		70,534
Air Transportation - 1.1%
Air Canada 3.875% 8/15/26 (b)	1,240	1,193
Allegiant Travel Co. 7.25% 8/15/27 (b)	1,320	1,231
American Airlines, Inc.:
7.25% 2/15/28 (b)	3,155	3,152
8.5% 5/15/29 (b)	3,235	3,330
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (b)	4,820	4,710
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd. 11% 4/15/29 (b)	2,594	2,473
Rand Parent LLC 8.5% 2/15/30 (b)	2,390	2,363
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25 (b)	1,044	660
8% 9/20/25 (b)	470	297
United Airlines, Inc.:
4.375% 4/15/26 (b)	3,965	3,866
4.625% 4/15/29 (b)	3,180	3,005
		26,280
Automotive & Auto Parts - 0.7%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	960	981
Allison Transmission, Inc. 5.875% 6/1/29 (b)	1,265	1,265
Arko Corp. 5.125% 11/15/29 (b)	1,290	1,125
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	1,920	1,955
Dana, Inc.:
4.25% 9/1/30	1,185	1,046
4.5% 2/15/32	1,305	1,140
LCM Investments Holdings 8.25% 8/1/31 (b)	1,160	1,217
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	710	729
6.5% 3/26/31 (b)	1,085	1,126
8.125% 3/30/29 (b)	1,475	1,561
McLaren Finance PLC 7.5% 8/1/26 (b)	1,130	988
Nesco Holdings II, Inc. 5.5% 4/15/29 (b)	1,850	1,722
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	1,995	2,082
		16,937
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
8% 11/1/31	3,105	3,469
8% 11/1/31	16,223	18,256
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	1,240	1,174
		22,899
Broadcasting - 1.0%
DISH Network Corp. 11.75% 11/15/27 (b)	9,810	9,819
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	360	234
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	1,655	1,383
4% 7/15/28 (b)	1,695	1,556
5% 8/1/27 (b)	1,575	1,524
Univision Communications, Inc.:
4.5% 5/1/29 (b)	1,610	1,406
7.375% 6/30/30 (b)	6,430	6,191
8.5% 7/31/31 (b)	1,580	1,563
		23,676
Building Materials - 0.5%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	355	348
6.375% 6/15/30 (b)	890	896
Brundage-Bone Concrete Pumping Holdings, Inc. 6% 2/1/26 (b)	835	832
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (b)	1,540	1,562
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (b)	590	551
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	3,925	4,230
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29 (b)	1,445	1,413
7.25% 1/15/31 (b)	1,480	1,543
		11,375
Cable/Satellite TV - 0.4%
DISH DBS Corp. 5.75% 12/1/28 (b)	2,170	1,593
VZ Secured Financing BV 5% 1/15/32 (b)	3,855	3,378
Ziggo BV 4.875% 1/15/30 (b)	3,795	3,455
		8,426
Capital Goods - 0.1%
ATS Corp. 4.125% 12/15/28 (b)	1,015	940
Chart Industries, Inc. 7.5% 1/1/30 (b)	2,500	2,601
		3,541
Chemicals - 1.2%
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	3,850	3,788
Consolidated Energy Finance SA 12% 2/15/31 (b)	1,610	1,589
Ingevity Corp. 3.875% 11/1/28 (b)	1,515	1,387
LSB Industries, Inc. 6.25% 10/15/28 (b)	3,360	3,268
NOVA Chemicals Corp. 8.5% 11/15/28 (b)	1,325	1,406
Olin Corp. 5% 2/1/30	1,555	1,482
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	3,370	3,107
7.125% 10/1/27 (b)	1,070	1,077
9.75% 11/15/28 (b)	4,875	5,181
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	1,035	965
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	1,985	1,939
Tronox, Inc. 4.625% 3/15/29 (b)	1,705	1,553
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	950	975
		27,717
Consumer Products - 1.0%
Angi Group LLC 3.875% 8/15/28 (b)	750	653
Foundation Building Materials, Inc. 6% 3/1/29 (b)	735	659
Gannett Holdings LLC 6% 11/1/26 (b)	1,230	1,195
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (b)	1,240	1,186
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31 (b)	2,140	2,159
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28 (b)	2,260	2,123
7.75% 2/15/29 (b)	2,540	2,465
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)	257	215
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)	2,230	1,919
4% 4/15/29 (b)	2,545	2,325
The Scotts Miracle-Gro Co. 4% 4/1/31	1,530	1,352
TKC Holdings, Inc. 6.875% 5/15/28 (b)	5,855	5,701
Windsor Holdings III, LLC 8.5% 6/15/30 (b)	955	1,005
		22,957
Containers - 0.5%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	4,780	4,707
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,210	1,170
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	825	804
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	1,125	1,021
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)	570	559
Mauser Packaging Solutions Holding Co. 7.875% 4/15/27 (b)	1,895	1,956
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (b)	950	957
Trident TPI Holdings, Inc. 12.75% 12/31/28 (b)	950	1,038
		12,212
Diversified Financial Services - 2.0%
Broadstreet Partners, Inc. 5.875% 4/15/29 (b)	2,115	2,038
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	4,600	4,049
3.625% 10/1/31 (b)	2,715	2,257
Compass Group Diversified Holdings LLC:
5% 1/15/32 (b)	870	792
5.25% 4/15/29 (b)	2,270	2,175
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	1,465	1,553
Hightower Holding LLC 6.75% 4/15/29 (b)	785	733
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	3,415	2,972
5.25% 5/15/27	5,030	4,816
6.25% 5/15/26	5,825	5,806
MSCI, Inc.:
3.25% 8/15/33 (b)	1,245	1,059
4% 11/15/29 (b)	900	853
OneMain Finance Corp.:
4% 9/15/30	720	630
5.375% 11/15/29	9,325	8,961
6.625% 1/15/28	1,185	1,201
7.125% 3/15/26	4,710	4,791
7.875% 3/15/30	985	1,027
Williams Scotsman, Inc. 7.375% 10/1/31 (b)	985	1,024
		46,737
Energy - 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (b)	1,205	1,178
5.75% 3/1/27 (b)	2,655	2,649
5.75% 1/15/28 (b)	1,705	1,694
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,045	1,034
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28 (b)	1,421	1,488
10.375% 11/15/30 (b)	478	501
Chesapeake Energy Corp.:
4.875% (c)(d)	2,950	0
5.75% (c)(d)	1,890	0
5.875% 2/1/29 (b)	2,735	2,718
6.75% 4/15/29 (b)	1,150	1,162
7% (c)(d)	840	0
8% (c)(d)	300	0
8% (c)(d)	480	0
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	1,105	1,105
7% 6/15/25 (b)	3,035	3,033
8.375% 1/15/29 (b)	4,325	4,507
Civitas Resources, Inc. 8.625% 11/1/30 (b)	1,985	2,144
CNX Midstream Partners LP 4.75% 4/15/30 (b)	900	825
CNX Resources Corp.:
6% 1/15/29 (b)	690	683
7.375% 1/15/31 (b)	890	919
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	4,426	4,117
6.75% 3/1/29 (b)	7,095	6,874
CPI CG, Inc. 10% 7/15/29 (b)	1,070	1,115
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31 (b)	4,245	4,072
7.5% 12/15/33 (b)	2,610	2,760
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	665	668
CVR Energy, Inc.:
5.75% 2/15/28 (b)	3,170	2,989
8.5% 1/15/29 (b)	6,890	7,007
DCP Midstream Operating LP 8.125% 8/16/30	130	150
Delek Logistics Partners LP/Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	2,645	2,635
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (b)	985	1,049
DT Midstream, Inc.:
4.125% 6/15/29 (b)	1,215	1,136
4.375% 6/15/31 (b)	1,215	1,120
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	1,365	1,378
Energy Transfer LP:
5.625% 5/1/27 (b)	12,200	12,221
6% 2/1/29 (b)	8,530	8,658
EnLink Midstream LLC:
5.375% 6/1/29	650	648
6.5% 9/1/30 (b)	2,725	2,840
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (b)	1,235	1,269
Gran Tierra Energy, Inc. 9.5% 10/15/29 (b)	1,250	1,186
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	1,345	1,248
5.125% 6/15/28 (b)	1,570	1,528
5.5% 10/15/30 (b)	890	865
5.625% 2/15/26 (b)	2,690	2,675
HF Sinclair Corp.:
5% 2/1/28 (b)	1,060	1,044
6.375% 4/15/27 (b)	890	899
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	310	310
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	2,400	2,555
Jonah Energy Parent LLC 12% 11/5/25 (c)(e)	1,621	1,773
Kinetik Holdings LP 5.875% 6/15/30 (b)	1,335	1,322
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)	2,300	2,267
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	2,055	2,044
MEG Energy Corp. 7.125% 2/1/27 (b)	612	620
Mesquite Energy, Inc. 7.25% (b)(c)(d)	6,264	0
Nabors Industries Ltd. 7.5% 1/15/28 (b)	1,360	1,336
Nabors Industries, Inc. 9.125% 1/31/30 (b)	1,950	2,083
Noble Finance II LLC 8% 4/15/30 (b)	960	1,008
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	990	1,010
8.75% 6/15/31 (b)	1,950	2,055
Occidental Petroleum Corp. 7.2% 3/15/29	545	581
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28	3,845	3,772
7.875% 9/15/30 (b)	2,930	3,035
Permian Resources Operating LLC 5.875% 7/1/29 (b)	1,165	1,156
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	1,925	2,029
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	2,460	2,574
SM Energy Co.:
5.625% 6/1/25	2,480	2,479
6.625% 1/15/27	850	851
6.75% 9/15/26	845	846
Southwestern Energy Co. 5.375% 3/15/30	1,665	1,625
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (b)	1,610	1,461
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	485	401
11.75% 10/1/28 (b)	2,950	2,308
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,320	1,247
4.5% 4/30/30	1,710	1,596
6% 4/15/27	4,740	4,730
7% 9/15/28 (b)	985	1,013
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	95	92
6% 3/1/27 (b)	950	943
6% 9/1/31 (b)	1,620	1,527
Talos Production, Inc.:
9% 2/1/29 (b)	880	927
9.375% 2/1/31 (b)	1,000	1,060
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	1,405	1,362
Teine Energy Ltd. 6.875% 4/15/29 (b)	1,145	1,135
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	1,977	2,056
Transocean, Inc.:
8% 2/1/27 (b)	1,228	1,230
8.25% 5/15/29 (b)	775	791
8.5% 5/15/31 (b)	775	793
8.75% 2/15/30 (b)	4,239	4,453
Valaris Ltd. 8.375% 4/30/30 (b)	975	1,021
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	1,035	957
4.125% 8/15/31 (b)	1,035	941
6.25% 1/15/30 (b)	3,835	3,939
Viridien 8.75% 4/1/27 (b)	1,530	1,470
		172,575
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	790	799
Covanta Holding Corp.:
4.875% 12/1/29 (b)	4,810	4,398
5% 9/1/30	1,940	1,757
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	2,655	2,611
6% 6/15/30 (b)	2,040	2,024
GFL Environmental, Inc.:
4% 8/1/28 (b)	1,275	1,198
4.75% 6/15/29 (b)	1,625	1,548
6.75% 1/15/31 (b)	1,450	1,491
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,535	1,434
5.875% 6/30/29 (b)	1,225	1,147
		18,407
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	4,630	4,218
4.625% 1/15/27 (b)	4,225	4,119
4.875% 2/15/30 (b)	6,100	5,828
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	675	599
Parkland Corp.:
4.5% 10/1/29 (b)	1,145	1,069
4.625% 5/1/30 (b)	1,735	1,613
		17,446
Food/Beverage/Tobacco - 1.3%
BellRing Brands, Inc. 7% 3/15/30 (b)	2,425	2,499
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,110	824
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)	855	816
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)	1,895	1,977
KeHE Distributor / Nextwave 9% 2/15/29 (b)	3,610	3,705
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	1,720	1,570
4.375% 1/31/32 (b)	860	775
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,160	1,074
5.5% 10/15/27 (b)	1,353	1,335
Post Holdings, Inc.:
4.5% 9/15/31 (b)	6,170	5,611
4.625% 4/15/30 (b)	2,050	1,910
5.5% 12/15/29 (b)	865	839
5.625% 1/15/28 (b)	3,640	3,604
Simmons Foods, Inc. 4.625% 3/1/29 (b)	1,070	963
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	810	785
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	1,070	1,003
7.25% 1/15/32 (b)	985	1,030
United Natural Foods, Inc. 6.75% 10/15/28 (b)	1,055	964
		31,284
Gaming - 1.4%
Boyd Gaming Corp. 4.75% 6/15/31 (b)	4,225	3,892
Churchill Downs, Inc.:
5.75% 4/1/30 (b)	2,330	2,285
6.75% 5/1/31 (b)	1,925	1,955
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	4,710	4,399
6.75% 1/15/30 (b)	4,950	4,392
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	1,250	1,169
Light & Wonder International, Inc. 7.5% 9/1/31 (b)	970	1,012
MGM Resorts International 4.75% 10/15/28	1,470	1,413
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	2,005	2,075
Premier Entertainment Sub LLC:
5.625% 9/1/29 (b)	2,410	1,802
5.875% 9/1/31 (b)	370	262
Station Casinos LLC 4.625% 12/1/31 (b)	1,300	1,185
Studio City Finance Ltd. 5% 1/15/29 (b)	725	644
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (b)	1,445	1,356
4.25% 12/1/26 (b)	3,015	2,941
4.625% 12/1/29 (b)	1,720	1,656
		32,438
Healthcare - 3.4%
180 Medical, Inc. 3.875% 10/15/29 (b)	910	825
Avantor Funding, Inc. 3.875% 11/1/29 (b)	860	792
Bausch + Lomb Corp. 8.375% 10/1/28 (b)	1,970	2,024
Bausch Health Companies, Inc.:
4.875% 6/1/28 (b)	2,920	2,249
5.75% 8/15/27 (b)	2,955	2,408
6.125% 2/1/27 (b)	5,185	4,409
11% 9/30/28 (b)	845	790
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	1,365	1,263
4% 3/15/31 (b)	1,545	1,404
4.25% 5/1/28 (b)	485	462
CHS/Community Health Systems, Inc.:
4.75% 2/15/31 (b)	2,860	2,352
5.25% 5/15/30 (b)	2,625	2,289
6% 1/15/29 (b)	1,085	1,007
6.125% 4/1/30 (b)	2,910	2,208
10.875% 1/15/32 (b)	3,150	3,386
DaVita, Inc.:
3.75% 2/15/31 (b)	535	463
4.625% 6/1/30 (b)	4,545	4,162
Encompass Health Corp. 5.75% 9/15/25	400	399
Grifols SA % (b)	850	776
HealthEquity, Inc. 4.5% 10/1/29 (b)	895	843
Hologic, Inc. 4.625% 2/1/28 (b)	645	624
IQVIA, Inc. 5% 10/15/26 (b)	1,125	1,108
Jazz Securities DAC 4.375% 1/15/29 (b)	1,635	1,536
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	955	646
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	1,360	1,230
3.875% 5/15/32 (b)	1,730	1,526
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	3,525	3,312
5.125% 4/30/31 (b)	2,410	2,218
Owens & Minor, Inc. 4.5% 3/31/29 (b)	1,065	936
Tenet Healthcare Corp.:
4.25% 6/1/29	8,360	7,887
4.375% 1/15/30	6,245	5,858
6.125% 6/15/30	4,600	4,616
6.25% 2/1/27	9,945	9,966
6.75% 5/15/31	990	1,017
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27	865	838
5.125% 5/9/29	865	840
7.875% 9/15/29	960	1,037
		79,706
Homebuilders/Real Estate - 1.5%
Arcosa, Inc. 4.375% 4/15/29 (b)	1,075	1,013
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (b)	1,240	1,132
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)	1,080	990
Century Communities, Inc. 3.875% 8/15/29 (b)	1,245	1,135
Greystar Real Estate Partners 7.75% 9/1/30 (b)	860	912
Jones DesLauriers Insurance Management, Inc. 10.5% 12/15/30 (b)(f)	685	735
LGI Homes, Inc. 8.75% 12/15/28 (b)	975	1,036
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	1,445	949
5% 10/15/27	9,710	7,961
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	3,590	3,684
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29	1,070	1,014
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	1,416	1,381
5.75% 1/15/28 (b)	2,100	2,102
5.875% 6/15/27 (b)	1,490	1,496
TopBuild Corp. 3.625% 3/15/29 (b)	755	695
TRI Pointe Homes, Inc. 5.7% 6/15/28	1,965	1,960
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	4,258	3,677
6.5% 2/15/29 (b)	2,070	1,565
10.5% 2/15/28 (b)	1,265	1,279
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (b)	675	643
		35,359
Hotels - 0.4%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	2,825	3,054
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (b)	725	672
4% 5/1/31 (b)	1,085	983
4.875% 1/15/30	1,180	1,141
5.875% 4/1/29 (b)	1,445	1,456
6.125% 4/1/32 (b)	2,020	2,040
		9,346
Insurance - 2.0%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (b)	1,240	1,169
7.5% 11/6/30 (b)	1,055	1,071
8.25% 2/1/29 (b)	4,685	4,765
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27 (b)	1,470	1,399
5.875% 11/1/29 (b)	1,290	1,235
6.75% 10/15/27 (b)	7,995	7,935
6.75% 4/15/28 (b)	5,690	5,718
7% 1/15/31 (b)	1,680	1,710
AmWINS Group, Inc. 4.875% 6/30/29 (b)	1,205	1,136
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	1,140	1,086
7.5% 2/15/32 (b)	1,005	1,023
GTCR AP Finance, Inc. 8% 5/15/27 (b)	985	988
HUB International Ltd.:
5.625% 12/1/29 (b)	5,635	5,411
7.25% 6/15/30 (b)	6,265	6,462
7.375% 1/31/32 (b)	2,495	2,565
MGIC Investment Corp. 5.25% 8/15/28	1,040	1,027
USI, Inc. 7.5% 1/15/32 (b)	1,300	1,344
		46,044
Leisure - 1.7%
Boyne U.S.A., Inc. 4.75% 5/15/29 (b)	840	796
Carnival Corp.:
4% 8/1/28 (b)	9,210	8,714
7% 8/15/29 (b)	990	1,033
7.625% 3/1/26 (b)	2,775	2,802
NCL Corp. Ltd. 5.875% 2/15/27 (b)	1,770	1,757
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	1,295	1,287
6.25% 3/15/32 (b)	2,030	2,070
7.25% 1/15/30 (b)	950	996
8.25% 1/15/29 (b)	6,455	6,829
9.25% 1/15/29 (b)	5,340	5,708
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (b)	1,665	1,586
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	625	617
Voc Escrow Ltd. 5% 2/15/28 (b)	5,510	5,377
		39,572
Metals/Mining - 1.3%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (b)	1,980	1,849
7.125% 3/15/31 (b)	835	862
Alpha Natural Resources, Inc. 9.75% (c)(d)	1,770	0
Arsenal AIC Parent LLC 8% 10/1/30 (b)	1,145	1,218
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)	3,200	3,032
4.875% 3/1/31 (b)	1,480	1,351
6.75% 4/15/30 (b)	2,000	2,014
Eldorado Gold Corp. 6.25% 9/1/29 (b)	1,895	1,837
ERO Copper Corp. 6.5% 2/15/30 (b)	1,320	1,285
First Quantum Minerals Ltd.:
8.625% 6/1/31 (b)	5,740	5,711
9.375% 3/1/29 (b)	2,390	2,514
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)	1,145	1,035
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	905	885
Mineral Resources Ltd.:
8% 11/1/27 (b)	3,895	3,998
8.5% 5/1/30 (b)	660	689
9.25% 10/1/28 (b)	1,745	1,856
		30,136
Paper - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	760	677
4% 9/1/29 (b)	1,515	1,287
6% 6/15/27 (b)	890	885
Cascades, Inc.:
5.125% 1/15/26 (b)	790	780
5.375% 1/15/28 (b)	790	766
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,060	1,056
8.75% 4/15/30 (b)	7,325	7,189
Mercer International, Inc. 5.125% 2/1/29	1,920	1,627
		14,267
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	1,630	1,533
4% 10/15/30 (b)	5,185	4,625
4.375% 1/15/28 (b)	5,490	5,220
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (b)	715	657
Garden SpinCo Corp. 8.625% 7/20/30 (b)	775	837
Papa John's International, Inc. 3.875% 9/15/29 (b)	765	681
Yum! Brands, Inc. 4.625% 1/31/32	1,530	1,427
		14,980
Services - 3.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)	1,335	1,297
Artera Services LLC 8.5% 2/15/31 (b)	4,195	4,301
ASGN, Inc. 4.625% 5/15/28 (b)	1,350	1,294
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	846	780
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	7,245	7,956
Camelot Finance SA 4.5% 11/1/26 (b)	1,515	1,477
CoreCivic, Inc. 8.25% 4/15/29	5,765	6,067
Fair Isaac Corp. 4% 6/15/28 (b)	1,530	1,440
H&E Equipment Services, Inc. 3.875% 12/15/28 (b)	2,415	2,207
Hertz Corp.:
4.625% 12/1/26 (b)	905	683
5% 12/1/29 (b)	1,085	717
5.5% (b)(c)(d)	1,505	49
6% (b)(c)(d)	1,385	125
6.25% (c)(d)	1,605	52
7.125% (b)(c)(d)	1,430	129
12.625% 7/15/29 (b)	515	548
Iron Mountain, Inc.:
4.5% 2/15/31 (b)	2,975	2,734
4.875% 9/15/29 (b)	3,800	3,631
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	7,590	7,419
Service Corp. International 4% 5/15/31	1,610	1,451
The GEO Group, Inc.:
8.625% 4/15/29	3,605	3,754
10.25% 4/15/31	2,575	2,760
TriNet Group, Inc. 3.5% 3/1/29 (b)	1,135	1,028
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	3,730	3,595
6.25% 1/15/28 (b)	1,225	1,236
7.5% 9/15/27 (b)	4,885	4,977
8% 11/1/26 (b)	7,110	7,140
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,285	1,265
		70,112
Steel - 0.2%
ATI, Inc. 7.25% 8/15/30	975	1,019
Commercial Metals Co. 3.875% 2/15/31	780	701
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	610	569
Vallourec SA 7.5% 4/15/32 (b)	2,115	2,215
		4,504
Super Retail - 1.5%
Asbury Automotive Group, Inc.:
4.5% 3/1/28	492	471
4.625% 11/15/29 (b)	6,520	6,092
4.75% 3/1/30	489	459
5% 2/15/32 (b)	1,535	1,415
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	4,585	4,629
6.75% 7/1/36	1,340	1,341
7.5% 6/15/29	1,135	1,168
EG Global Finance PLC 12% 11/30/28 (b)	15,425	16,517
LBM Acquisition LLC 6.25% 1/15/29 (b)	2,880	2,545
		34,637
Technology - 3.8%
Acuris Finance U.S. 5% 5/1/28 (b)	6,410	5,713
Block, Inc. 3.5% 6/1/31	1,615	1,401
CA Magnum Holdings 5.375% 10/31/26 (b)	690	665
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	1,440	1,351
4.875% 7/1/29 (b)	1,360	1,285
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	16,555	16,137
Coherent Corp. 5% 12/15/29 (b)	1,350	1,288
Crowdstrike Holdings, Inc. 3% 2/15/29	1,130	1,014
Elastic NV 4.125% 7/15/29 (b)	3,785	3,487
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	6,860	6,237
5.25% 12/1/27 (b)	1,495	1,472
ION Trading Technologies Ltd.:
5.75% 5/15/28 (b)	1,605	1,484
9.5% 5/30/29 (b)	1,580	1,641
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	1,295	1,210
MicroStrategy, Inc. 6.125% 6/15/28 (b)	4,490	4,441
NCR Atleos Corp. 9.5% 4/1/29 (b)	1,480	1,617
NCR Voyix Corp.:
5% 10/1/28 (b)	750	717
5.125% 4/15/29 (b)	3,710	3,544
5.25% 10/1/30 (b)	750	704
ON Semiconductor Corp. 3.875% 9/1/28 (b)	5,500	5,138
Open Text Corp. 6.9% 12/1/27 (b)	1,685	1,749
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	790	721
4.125% 12/1/31 (b)	780	694
PTC, Inc.:
3.625% 2/15/25 (b)	925	914
4% 2/15/28 (b)	915	867
Roblox Corp. 3.875% 5/1/30 (b)	3,295	2,953
Seagate HDD Cayman:
8.25% 12/15/29	3,160	3,404
8.5% 7/15/31	2,045	2,216
Sensata Technologies BV 4% 4/15/29 (b)	1,530	1,418
Synaptics, Inc. 4% 6/15/29 (b)	900	825
TTM Technologies, Inc. 4% 3/1/29 (b)	1,135	1,054
Twilio, Inc.:
3.625% 3/15/29	6,425	5,828
3.875% 3/15/31	1,340	1,199
UKG, Inc. 6.875% 2/1/31 (b)	1,505	1,547
Unisys Corp. 6.875% 11/1/27 (b)	830	744
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	3,170	2,758
		89,437
Telecommunications - 2.5%
Altice Financing SA:
5% 1/15/28 (b)	1,580	1,262
5.75% 8/15/29 (b)	4,975	3,776
Altice France SA:
5.125% 1/15/29 (b)	510	354
5.125% 7/15/29 (b)	15,635	10,965
5.5% 1/15/28 (b)	3,090	2,262
5.5% 10/15/29 (b)	15,395	10,827
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	6,170	6,024
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	2,830	2,725
5.875% 10/15/27 (b)	1,375	1,361
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (b)	1,895	1,577
6.75% 10/15/27 (b)	1,453	1,354
Millicom International Cellular SA 4.5% 4/27/31 (b)	235	205
Sable International Finance Ltd. 5.75% 9/7/27 (b)	5,800	5,671
SBA Communications Corp.:
3.125% 2/1/29	1,695	1,535
3.875% 2/15/27	6,375	6,138
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	1,120	802
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)	2,875	2,468
		59,306
Textiles/Apparel - 0.1%
Crocs, Inc.:
4.125% 8/15/31 (b)	825	725
4.25% 3/15/29 (b)	1,110	1,024
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	760	699
		2,448
Transportation Ex Air/Rail - 0.2%
Seaspan Corp. 5.5% 8/1/29 (b)	1,240	1,117
XPO, Inc.:
6.25% 6/1/28 (b)	960	970
7.125% 2/1/32 (b)	1,470	1,520
		3,607
Utilities - 2.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,705	1,510
3.75% 1/15/32 (b)	850	741
4.75% 3/15/28 (b)	970	931
NextEra Energy Partners LP 7.25% 1/15/29 (b)	980	1,018
NRG Energy, Inc.:
3.375% 2/15/29 (b)	665	599
3.625% 2/15/31 (b)	1,320	1,155
3.875% 2/15/32 (b)	171	149
5.75% 1/15/28	2,765	2,748
Pacific Gas & Electric Co.:
3.45% 7/1/25	400	393
3.75% 7/1/28	400	382
3.95% 12/1/47	885	655
4% 12/1/46	2,184	1,631
PG&E Corp.:
5% 7/1/28	10,140	9,891
5.25% 7/1/30	1,150	1,111
Pike Corp.:
5.5% 9/1/28 (b)	5,980	5,798
8.625% 1/31/31 (b)	2,445	2,629
Vistra Operations Co. LLC:
4.375% 5/1/29 (b)	3,105	2,930
5% 7/31/27 (b)	3,565	3,491
5.5% 9/1/26 (b)	1,822	1,806
5.625% 2/15/27 (b)	4,435	4,401
7.75% 10/15/31 (b)	1,965	2,077
		46,046
TOTAL NONCONVERTIBLE BONDS		1,144,948
TOTAL CORPORATE BONDS (Cost $1,198,928)		1,169,788

Asset-Backed Securities - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Ocp Clo 2017-14 Ltd. Series 2024-14A Class ER, CME Term SOFR 3 Month Index + 6.550% 6.55% 7/20/37 (b)(g)(h) (Cost $230)	230	230

Common Stocks - 19.6%
	Shares	Value ($) (000s)
Aerospace - 0.1%
TransDigm Group, Inc.	2,100	2,718
Air Transportation - 0.1%
Air Canada (i)	3,800	44
Delta Air Lines, Inc.	23,450	1,009
TOTAL AIR TRANSPORTATION		1,053
Automotive & Auto Parts - 0.3%
BYD Co. Ltd. (H Shares)	242,500	7,179
UC Holdings, Inc. (c)(i)	29,835	19
TOTAL AUTOMOTIVE & AUTO PARTS		7,198
Banks & Thrifts - 0.2%
Blue Owl Capital, Inc. Class A	199,700	3,808
Mr. Cooper Group, Inc. (i)	1,504	135
TOTAL BANKS & THRIFTS		3,943
Building Materials - 1.2%
Builders FirstSource, Inc. (i)	14,100	2,360
Carlisle Companies, Inc.	16,200	6,781
Eagle Materials, Inc.	23,600	6,426
EMCOR Group, Inc.	16,200	6,082
Fortune Brands Innovations, Inc.	52,700	4,259
Martin Marietta Materials, Inc.	4,100	2,433
TOTAL BUILDING MATERIALS		28,341
Capital Goods - 0.5%
Deere & Co.	2,400	893
Parker Hannifin Corp.	10,300	5,780
Trane Technologies PLC	12,300	4,112
TOTAL CAPITAL GOODS		10,785
Chemicals - 0.2%
The Chemours Co. LLC	138,100	3,338
Westlake Corp.	8,200	1,212
TOTAL CHEMICALS		4,550
Consumer Products - 0.1%
elf Beauty, Inc. (i)	18,300	3,158
Tapestry, Inc.	4,000	160
TOTAL CONSUMER PRODUCTS		3,318
Containers - 0.2%
Graphic Packaging Holding Co.	159,900	4,813
Diversified Financial Services - 1.6%
Apollo Global Management, Inc.	108,200	13,559
Ares Management Corp. Class A,	25,400	3,891
Carnelian Point Holdings LP warrants (c)(i)	118	0
Coinbase Global, Inc. (i)	15,900	3,567
MasterCard, Inc. Class A	16,000	7,419
Moody's Corp.	5,600	2,556
OneMain Holdings, Inc.	126,400	6,606
TOTAL DIVERSIFIED FINANCIAL SERVICES		37,598
Energy - 1.2%
Antero Resources Corp. (i)	47,902	1,390
California Resources Corp. warrants 10/27/24 (i)	8,300	130
Cheniere Energy, Inc.	36,000	6,575
EP Energy Corp. (c)(i)	147,125	203
Forbes Energy Services Ltd. (c)(i)	65,062	0
Mesquite Energy, Inc. (c)(i)	90,382	7,566
Noble Corp. PLC	1,410	67
Permian Resource Corp. Class A	629,900	9,663
PureWest Energy (c)(i)	3,289	1
Superior Energy Services, Inc. Class A (c)	17,671	1,242
Tidewater, Inc. warrants 11/14/42 (i)	12,651	1,377
TOTAL ENERGY		28,214
Entertainment/Film - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(e)(i)	1,458,195	1,006
Food & Drug Retail - 0.1%
Northeast Grocery, Inc. (c)(e)(i)	339,746	2,038
Southeastern Grocers, Inc. rights (c)(i)	250,623	268
TOTAL FOOD & DRUG RETAIL		2,306
Food/Beverage/Tobacco - 0.3%
Celsius Holdings, Inc. (i)	39,200	1,836
U.S. Foods Holding Corp. (i)	109,000	5,929
TOTAL FOOD/BEVERAGE/TOBACCO		7,765
Gaming - 0.2%
Boyd Gaming Corp.	74,300	4,523
Studio City International Holdings Ltd.:
ADR (b)(i)	32,338	218
(NYSE) ADR (i)	35,600	240
TOTAL GAMING		4,981
Healthcare - 0.1%
Cano Health, Inc. warrants (c)(i)	1,505	7
Tenet Healthcare Corp. (i)	15,300	2,290
TOTAL HEALTHCARE		2,297
Homebuilders/Real Estate - 1.4%
Arthur J. Gallagher & Co.	34,500	9,780
Comfort Systems U.S.A., Inc.	25,900	8,610
TopBuild Corp. (i)	21,700	10,384
Willscot Holdings Corp. (i)	97,300	3,989
TOTAL HOMEBUILDERS/REAL ESTATE		32,763
Leisure - 0.0%
Viking Holdings Ltd.	6,000	214
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	692	48
Restaurants - 0.1%
Domino's Pizza, Inc.	4,900	2,101
Services - 0.6%
Airbnb, Inc. Class A (i)	35,700	4,982
Visa, Inc. Class A	30,800	8,183
TOTAL SERVICES		13,165
Super Retail - 0.9%
Amazon.com, Inc. (i)	43,500	8,134
Arena Brands Holding Corp. Class B (c)(e)(i)	42,253	652
Booking Holdings, Inc.	800	2,972
Dick's Sporting Goods, Inc.	21,300	4,608
Lowe's Companies, Inc.	8,600	2,111
Williams-Sonoma, Inc.	22,600	3,496
TOTAL SUPER RETAIL		21,973
Technology - 8.4%
Accenture PLC Class A	6,100	2,017
Adobe, Inc. (i)	13,400	7,392
Alphabet, Inc. Class A	39,600	6,793
Arista Networks, Inc. (i)	15,600	5,406
ASML Holding NV (depository receipt)	3,400	3,185
Autodesk, Inc. (i)	12,700	3,144
Block, Inc. Class A (i)	64,100	3,967
Dell Technologies, Inc.	25,300	2,876
DoubleVerify Holdings, Inc. (i)	99,600	2,104
Eaton Corp. PLC	27,200	8,290
Fiserv, Inc. (i)	27,500	4,498
Gen Digital, Inc.	98,300	2,555
Intuit, Inc.	5,100	3,301
KLA Corp.	7,600	6,255
Lam Research Corp.	9,800	9,028
Marvell Technology, Inc.	45,200	3,027
Meta Platforms, Inc. Class A	41,700	19,800
Micron Technology, Inc.	29,400	3,229
Microsoft Corp.	31,000	12,969
MKS Instruments, Inc.	27,200	3,424
Monday.com Ltd. (i)	14,400	3,309
Nextracker, Inc. Class A (i)	149,800	7,361
nVent Electric PLC	51,800	3,762
NVIDIA Corp.	230,000	26,909
NXP Semiconductors NV	7,900	2,079
ON Semiconductor Corp. (i)	113,260	8,863
Oracle Corp.	33,200	4,630
Pinterest, Inc. Class A (i)	176,000	5,623
Salesforce, Inc.	18,200	4,710
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	41,200	6,831
UiPath, Inc. Class A (i)	233,500	2,842
Vertiv Holdings Co.	67,400	5,304
TOTAL TECHNOLOGY		195,483
Telecommunications - 0.3%
EchoStar Corp. Class A (i)	126,700	2,544
GTT Communications, Inc. (c)(i)	11,856	419
Palo Alto Networks, Inc. (i)	8,800	2,858
TOTAL TELECOMMUNICATIONS		5,821
Textiles/Apparel - 0.3%
Crocs, Inc. (i)	49,600	6,665
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,340
TOTAL TEXTILES/APPAREL		8,005
Utilities - 1.2%
Constellation Energy Corp.	52,700	10,002
Core & Main, Inc. (i)	59,500	3,181
PG&E Corp.	341,179	6,227
Vistra Corp.	110,700	8,770
TOTAL UTILITIES		28,180
TOTAL COMMON STOCKS (Cost $353,898)		458,639

Bank Loan Obligations - 9.6%
	Principal Amount (a) (000s)	Value ($) (000s)
Air Transportation - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.032% 10/20/27 (g)(h)(j)	185	189
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0334% 2/24/31 (g)(h)(j)	454	455
TOTAL AIR TRANSPORTATION		644
Automotive & Auto Parts - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3439% 5/6/30 (g)(h)(j)	429	429
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0939% 1/20/31 (g)(h)(j)	370	371
TOTAL AUTOMOTIVE & AUTO PARTS		800
Banks & Thrifts - 0.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5937% 7/29/30 (g)(h)(j)	1,200	1,204
Broadcasting - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.443% 8/24/26 (g)(h)(j)	397	368
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5846% 6/24/29 (g)(h)(j)	113	111
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7082% 1/31/29 (g)(h)(j)	982	954
TOTAL BROADCASTING		1,433
Building Materials - 0.1%
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8359% 2/25/29 (g)(h)(j)	3,278	3,240
MIWD Holdco II LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 8.8437% 3/28/31 (g)(h)(j)	130	130
TOTAL BUILDING MATERIALS		3,370
Chemicals - 0.6%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8437% 11/15/30 (g)(h)(j)	2,005	1,908
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6932% 10/4/29 (g)(h)(j)	9,010	8,991
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8474% 6/23/31 (g)(h)(j)	470	471
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.5937% 9/22/28 (g)(h)(j)	2,340	2,350
TOTAL CHEMICALS		13,720
Consumer Products - 0.2%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3143% 6/27/31 (g)(h)(j)	2,483	2,444
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.109% 5/14/28 (g)(h)(j)	2,697	2,691
TOTAL CONSUMER PRODUCTS		5,135
Containers - 0.0%
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (g)(h)(j)	184	172
Energy - 0.4%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.0716% 2/7/28 (g)(h)(j)	7,955	7,925
Forbes Energy Services LLC Tranche B, term loan 0% (c)(d)(g)(j)	610	0
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(d)(h)(j)	1,671	0
term loan 0% (c)(d)(g)(j)	721	0
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 9.016% 11/14/25 (g)(h)(j)	317	311
TOTAL ENERGY		8,236
Environmental - 0.0%
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8388% 11/30/28 (g)(h)(j)	309	309
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5877% 11/30/28 (g)(h)(j)	24	24
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8892% 6/21/28 (g)(h)(j)	398	398
TOTAL ENVIRONMENTAL		731
Food/Beverage/Tobacco - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3437% 2/12/31 (g)(h)(j)	355	357
Naked Juice LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6846% 1/24/29 (g)(h)(j)	323	287
TOTAL FOOD/BEVERAGE/TOBACCO		644
Gaming - 0.4%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0788% 1/27/29 (g)(h)(j)	7,316	7,331
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5846% 8/1/30 (g)(h)(j)	985	988
TOTAL GAMING		8,319
Healthcare - 0.4%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4346% 10/1/27 (g)(h)(j)	2,247	1,994
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.8437% 10/23/28 (g)(h)(j)	5,605	5,621
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7084% 11/15/28 (g)(h)(j)	963	966
TOTAL HEALTHCARE		8,581
Insurance - 0.8%
Acrisure LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3436% 2/16/27 (g)(h)(j)	2,702	2,698
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5936% 11/6/30 (g)(h)(j)	1,994	1,991
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8451% 11/6/30 (g)(h)(j)	2,246	2,255
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.532% 6/20/30 (g)(h)(j)	5,536	5,542
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 10.0846% 3/8/32 (g)(h)(j)	4,320	4,433
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5846% 5/6/31 (g)(h)(j)	830	831
TOTAL INSURANCE		17,750
Leisure - 0.5%
Carnival Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0937% 8/9/27 (g)(h)(j)	2,944	2,962
CME Term SOFR 1 Month Index + 2.750% 8.0937% 10/18/28 (g)(h)(j)	9,065	9,105
TOTAL LEISURE		12,067
Metals/Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0937% 8/19/30 (g)(h)(j)	263	264
Paper - 0.7%
Clydesdale Acquisition Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1187% 4/13/29 (g)(h)(j)	14,902	14,906
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 4/13/29 (h)(j)(k)	365	365
TOTAL PAPER		15,271
Services - 0.9%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0937% 12/21/28 (g)(h)(j)	2,750	2,760
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8346% 2/10/31 (g)(h)(j)	1,047	1,049
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1937% 12/10/29 (g)(h)(j)	2,170	2,094
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 12/10/28 (g)(h)(j)	2,872	2,874
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 5/31/28 (g)(h)(j)	239	240
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (g)(h)(j)	5,114	5,114
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.404% 4/11/29 (g)(h)(j)	2,459	2,311
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4596% 12/10/26 (g)(h)(j)	697	702
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.6001% 3/4/28 (g)(h)(j)	2,624	2,149
STS Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4439% 3/25/31 (g)(h)(j)	1,032	1,036
The GEO Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5937% 4/14/29 (g)(h)(j)	790	804
TOTAL SERVICES		21,133
Super Retail - 1.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/5/28 (g)(h)(j)	502	501
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1821% 6/6/31 (g)(h)(j)	24,408	23,499
TOTAL SUPER RETAIL		24,000
Technology - 3.4%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4846% 2/16/28 (g)(h)(j)	142	142
Amazon Holdco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7/31/31 (h)(j)(k)	1,055	1,058
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5846% 2/23/32 (g)(h)(j)	35	36
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8346% 2/24/31 (g)(h)(j)	1,965	1,974
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5937% 2/15/29 (g)(h)(j)	4,251	4,241
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0962% 9/30/28 (g)(h)(j)	2,924	2,912
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.593% 5/1/31 (g)(h)(j)	6,918	6,939
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2082% 3/31/28 (g)(h)(j)	252	252
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2082% 1/31/27 (g)(h)(j)	390	392
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.593% 3/1/29 (g)(h)(j)	10,059	10,037
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5937% 5/3/28 (g)(h)(j)	2,856	2,849
Modena Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8316% 7/1/31 (g)(h)(j)	5,020	4,827
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5137% 6/2/28 (g)(h)(j)	885	886
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0021% 10/28/30 (g)(h)(j)	1,970	1,977
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3437% 8/31/28 (g)(h)(j)	16,723	16,768
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4582% 4/22/28 (g)(h)(j)	754	734
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5546% 2/10/31 (g)(h)(j)	15,250	15,294
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4582% 9/1/25 (g)(h)(j)	1,613	1,412
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5788% 4/14/31 (g)(h)(j)	7,724	7,748
TOTAL TECHNOLOGY		80,478
Telecommunications - 0.1%
Aventiv Technologies LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (g)(h)(j)	25	25
CME Term SOFR 3 Month Index + 5.090% 10.6862% 7/31/25 (g)(h)(j)	947	730
Tranche FLSO 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 13.0962% 7/31/25 (c)(g)(h)(j)	57	57
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4346% 6/30/28 (g)(h)(j)	556	403
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4439% 12/30/27 (g)(h)(j)	654	607
TOTAL TELECOMMUNICATIONS		1,822
Utilities - 0.0%
Talen Energy Supply LLC:
Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (g)(h)(j)	96	97
Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 8.8267% 5/17/30 (g)(h)(j)	63	64
TOTAL UTILITIES		161
TOTAL BANK LOAN OBLIGATIONS (Cost $228,147)		225,935

Preferred Securities - 5.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 4.2%
Ally Financial, Inc. 4.7% (g)(l)	945	784
Bank of America Corp.:
5.875% (g)(l)	14,280	14,081
6.1% (g)(l)	2,590	2,582
Citigroup, Inc.:
CME Term SOFR 3 Month Index + 3.420% 9.007% (g)(h)(l)	4,585	4,589
5% (g)(l)	13,000	12,964
Citigroup, Inc. 4.7% (g)(l)	2,135	2,107
Goldman Sachs Group, Inc. 5.3% (g)(l)	15,000	14,849
JPMorgan Chase & Co.:
4% (g)(l)	3,555	3,475
4.6% (g)(l)	4,465	4,431
5% (g)(l)	24,800	24,800
Wells Fargo & Co.:
5.875% (g)(l)	7,645	7,614
7.625% (g)(l)	5,740	6,105
TOTAL BANKS & THRIFTS		98,381
Energy - 0.8%
Energy Transfer LP:
6.625% (g)(l)	456	447
7.125% (g)(l)	17,150	17,095
TOTAL ENERGY		17,542
TOTAL PREFERRED SECURITIES (Cost $117,693)		115,923

Other - 2.1%
	Shares	Value ($) (000s)
Other - 2.1%
Fidelity Private Credit Co. LLC (e)(m) (Cost $48,370)	4,859,924	49,377

Money Market Funds - 13.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (n) (Cost $304,416)	304,355,145	304,416

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $2,251,682)	2,324,308
NET OTHER ASSETS (LIABILITIES) - 0.8%	18,292
NET ASSETS - 100.0%	2,342,600

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $915,972,000 or 39.1% of net assets.

(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,846,000 or 2.3% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(i)	Non-income producing
(j)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(k)	The coupon rate will be determined upon settlement of the loan after period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Affiliated Fund
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	1,538

Fidelity Private Credit Co. LLC	4/28/22 - 6/21/24	48,369

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,589

New Cotai LLC/New Cotai Capital Corp.	9/11/20	7,224

Northeast Grocery, Inc.	11/08/21	135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	152,805	433,064	281,453	6,935	-	-	304,416	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	3,360	42,825	46,185	1	-	-	-	0.0%
Total	156,165	475,889	327,638	6,936	-	-	304,416

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	48,171	1,104	-	5,030	-	102	49,377
	48,171	1,104	-	5,030	-	102	49,377

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.